Deferred offering costs	12 Months Ended
Mar. 31, 2024
Deferred Offering Costs
Deferred offering costs

Note 7 — Deferred offering costs

	As of March 31,
	2024	2023

Deferred offering costs	$237,982	$163,461

The company capitalizes certain legal and professional fees that are directly associated with the Company’s public offering as deferred offering costs.